Shareholder's Equity and Dividend Restrictions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2013	May 07, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Common stock, shares issued		65,192,307		30,769,230		0	0	0
Common stock, shares acquired						0	0	0
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded						10.00%
Contributions from (distributions to) participants in consolidated investment entities	$ 1,434.0		$ 800.0	$ 942.2	$ 442.4	$ 1,262.0	$ 647.7	$ (8.5)
SLDI
Subsequent Event [Line Items]
Contributions from (distributions to) participants in consolidated investment entities			500.0
Capital contribution			400.0
Subsidiary of SLDI
Subsequent Event [Line Items]
Repayment of intercompany loan			$ 100.0